Issued capital (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Issued Capital

	December 31, 2016	December 31, 2017	December 31, 2018
	in thousands	in thousands	in thousands
Authorized shares
Ordinary shares	1,450,000	970,000	970,000

	December 31, 2016	December 31, 2017	December 31, 2018
	in thousands	in thousands	in thousands
Ordinary shares issued and fully paid
Ordinary shares	886,966	886,297	752,858

Issued capital (NT$000)	8,869,663	8,862,971	7,528,577

			(US$245,952 thousand	)

Movement of Ordinary Shares Issued

The movement of ordinary shares issued is set out below:

	2016	2017	2018
	in thousands	in thousands	in thousands
January 1	896,206	886,966	886,297
Restricted shares	435	—	—
Unearned restricted shares – cancelled	—	(669)	(502)
Share cancellation	—	—	(4,515)
Issuance of ordinary shares for capital reorganization (Note 31)	512,405	—	—
Cancellation of ordinary shares from capital reorganization (Note 31)	(522,080)	—	—
Capital reduction	—	—	(128,422)

December 31	886,966	886,297	752,858